Payroll and social securities payable - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current
Social security payable	$ 1,243	$ 1,075
Non-current payroll and social security liabilities	1,243	1,075
Current
Salaries payable	2,617	2,774
Social security payable	3,499	2,827
Provision for vacations	8,136	6,866
Provision for bonuses	10,799	10,866
Current payroll and social security liabilities	25,051	23,333
Total payroll and social security liabilities	$ 26,294	$ 24,408